STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Banks - 4.2%
First Horizon Corp.	1,359,342		20,933,867
JPMorgan Chase & Co.	372,066		74,524,820
			95,458,687
Capital Goods - 8.0%
AMETEK, Inc.	225,373		41,220,722
Hubbell, Inc.	99,779		41,413,274
Ingersoll Rand, Inc.	573,170		54,422,492
Trane Technologies PLC	150,742		45,252,748
			182,309,236
Commercial & Professional Services - .7%
Veralto Corp.	175,787		15,585,275
Consumer Discretionary Distribution & Retail - 6.3%
Amazon.com, Inc.	608,556	[a]	109,771,331
The TJX Companies, Inc.	334,284		33,903,083
			143,674,414
Consumer Durables & Apparel - 1.2%
Lululemon Athletica, Inc.	71,431	[a]	27,904,520
Consumer Staples Distribution - 1.3%
Walmart, Inc.	502,335		30,225,497
Energy - 6.1%
EQT Corp.	713,427		26,446,739
Occidental Petroleum Corp.	562,276		36,542,317
Phillips 66	230,762		37,692,665
Schlumberger NV	685,439		37,568,912
			138,250,633
Financial Services - 3.2%
The Goldman Sachs Group, Inc.	90,480		37,792,591
Visa, Inc., Cl. A	126,203		35,220,733
			73,013,324
Food, Beverage & Tobacco - 1.8%
PepsiCo, Inc.	228,567		40,001,511
Health Care Equipment & Services - 8.0%
Boston Scientific Corp.	660,729	[a]	45,253,329
DexCom, Inc.	229,914	[a]	31,889,072
Edwards Lifesciences Corp.	361,998	[a]	34,592,529
Intuitive Surgical, Inc.	90,096	[a]	35,956,413
UnitedHealth Group, Inc.	70,855		35,051,969
			182,743,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Insurance - 3.9%
Assurant, Inc.	140,414		26,431,531
RenaissanceRe Holdings Ltd.	134,322		31,569,700
The Progressive Corp.	147,976		30,604,396
			88,605,627
Materials - .8%
CF Industries Holdings, Inc.	209,026		17,393,054
Media & Entertainment - 9.2%
Alphabet, Inc., Cl. C	670,374	[a]	102,071,145
Meta Platforms, Inc., Cl. A	174,954		84,954,163
The Walt Disney Company	176,531		21,600,333
			208,625,641
Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
AbbVie, Inc.	281,284		51,221,816
BioMarin Pharmaceutical, Inc.	200,611	[a]	17,521,365
Danaher Corp.	176,955		44,189,203
Eli Lilly & Co.	81,017		63,027,985
Zoetis, Inc.	161,008		27,244,164
			203,204,533
Real Estate Management & Development - 1.0%
CoStar Group, Inc.	239,702	[a]	23,155,213
Semiconductors & Semiconductor Equipment - 12.3%
Applied Materials, Inc.	228,687		47,162,120
Micron Technology, Inc.	311,644		36,739,711
NVIDIA Corp.	217,063		196,129,444
			280,031,275
Software & Services - 15.4%
Accenture PLC, Cl. A	88,092		30,533,568
Akamai Technologies, Inc.	260,926	[a]	28,378,312
Intuit, Inc.	71,003		46,151,950
Microsoft Corp.	409,618		172,334,485
PTC, Inc.	144,326	[a]	27,268,954
Roper Technologies, Inc.	79,908		44,815,603
			349,482,872
Technology Hardware & Equipment - 4.8%
Apple, Inc.	636,331		109,118,040
Utilities - 2.7%
Constellation Energy Corp.	210,806		38,967,489
Dominion Energy, Inc.	473,236		23,278,479
			62,245,968
Total Common Stocks (cost $1,193,653,139)			2,271,028,632

	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,212,203)	5.42	27,212,203	[b]	27,212,203
Total Investments (cost $1,220,865,342)		101.0%		2,298,240,835
Liabilities, Less Cash and Receivables		(1.0%)		(21,708,109)
Net Assets		100.0%		2,276,532,726

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,271,028,632	-	-	2,271,028,632
Investment Companies	27,212,203	-	-	27,212,203

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2024, accumulated net unrealized appreciation on investments was $1,077,375,493, consisting of $1,090,379,119 gross unrealized appreciation and $13,003,626 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.